Share Capital, Share Premium And Other Capital Reserves - Additional Information (Detail) ₽ in Millions			2 Months Ended	4 Months Ended	12 Months Ended
	Nov. 27, 2020 RUB (₽) shares	Oct. 31, 2020 $ / shares shares	Nov. 30, 2020 shares	Apr. 30, 2020 RUB (₽)	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2019 RUB (₽)
Statements [Line Items]
Proceeds from convertible loan agreements | ₽				₽ 6,196	₽ 3,594
convertible loan previously not converted | ₽						₽ 1,043
Number of Shares Issued for Convertible Loan | shares			15,086,709		8,397,474
IPO [Member]
Statements [Line Items]
Number of shares issued | shares	37,950,000
Share issue related costs | ₽	₽ 5,820
underwriting commissions | ₽	5,512
other transaction costs | ₽	308
Proceeds from issuing shares | ₽	₽ 90,480
Private Placement [Member]
Statements [Line Items]
Number of shares issued | shares	4,500,000
Bottom of range [member] | Appointment of Two directors [Member]
Statements [Line Items]
Proportion of voting rights held by non-controlling interests		15.00%
Bottom of range [member] | Appointment of One directors [Member]
Statements [Line Items]
Proportion of voting rights held by non-controlling interests		7.50%
Top of range [member] | Appointment of One directors [Member]
Statements [Line Items]
Proportion of voting rights held by non-controlling interests		15.00%
Ordinary shares [member]
Statements [Line Items]
Increase in number of shares authorized | shares		374,999,998
Par value per share | $ / shares		$ 0.001
Number of shares issued | shares	37,950,000
Class A Shares [Member]
Statements [Line Items]
Increase in number of shares authorized | shares		559,999,998
Par value per share | $ / shares		$ 0.001